UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21148
Investment Company Act File Number

Eaton Vance New York Municipal Bond Fund
(Formerly, Eaton Vance Insured New York Municipal Bond Fund)
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

December 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance New York Municipal Bond Fund	as of December 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 160.7%

Principal
Amount
(000’s omitted)	Security	Value
General Obligations — 0.9%
$1,750	New York, 5.25%, 1/15/33(1)	$1,791,195

		$1,791,195

Hospital — 0.3%
$640	New York Dormitory Authority, (Lenox Hill Hospital), 5.50%, 7/1/30	$531,482

		$531,482

Industrial Development Revenue — 2.2%
$3,040	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$3,039,727
1,440	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	1,492,171

		$4,531,898

Insured-Electric Utilities — 7.8%
$5,000	Long Island Power Authority, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,603,700
3,685	Long Island Power Authority, Electric System Revenue, (NPFG), 4.25%, 5/1/33	3,387,583
7,210	New York Power Authority, (BHAC), (NPFG), 4.50%, 11/15/47(1)	7,025,352

		$16,016,635

Insured-Escrowed/Prerefunded — 1.7%
$8,615	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$3,615,974

		$3,615,974

Insured-General Obligations — 12.6%
$2,290	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$2,509,886
2,390	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	2,679,142
125	East Northport Fire District, (AGC), 4.50%, 11/1/19	140,565
200	East Northport Fire District, (AGC), 4.50%, 11/1/20	222,890
200	East Northport Fire District, (AGC), 4.50%, 11/1/21	220,834
200	East Northport Fire District, (AGC), 4.50%, 11/1/22	219,426
200	East Northport Fire District, (AGC), 4.50%, 11/1/23	218,654
235	Eastchester Union Free School District, (AGM), 3.25%, 6/15/19	236,001
245	Eastchester Union Free School District, (AGM), 3.50%, 6/15/20	247,935
255	Eastchester Union Free School District, (AGM), 3.75%, 6/15/21	260,528
175	Eastchester Union Free School District, (AGM), 4.00%, 6/15/23	178,346
175	Freeport, (AGC), 5.00%, 10/15/19	200,590
185	Freeport, (AGC), 5.00%, 10/15/20	210,192
195	Freeport, (AGC), 5.00%, 10/15/21	220,151
830	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	853,655
870	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	893,238
1,110	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	1,125,362
820	Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	837,523
860	Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	880,898
685	New Rochelle City School District, (AGC), 3.75%, 11/15/19	702,858
715	New Rochelle City School District, (AGC), 4.00%, 11/15/20	741,755
2,250	New York, (AGM), 5.00%, 4/1/22	2,394,968
1,750	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,770,020
1,000	Oneida County, (AGC), 3.875%, 4/15/20	1,015,640
455	Oneida County, (AGC), 4.00%, 4/15/21	460,201
1,000	Oneida County, (AGC), 4.00%, 4/15/22	1,004,440
175	Rockville Centre, (AGM), 4.50%, 10/15/20	189,450
175	Rockville Centre, (AGM), 4.50%, 10/15/21	187,857
175	Rockville Centre, (AGM), 4.50%, 10/15/22	186,758

Principal
Amount
(000’s omitted)	Security	Value
$1,065	Syracuse, (AGC), 5.00%, 6/15/19	$1,184,120
785	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	858,869
825	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	893,706
905	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	981,961
950	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	1,025,221

		$25,953,640

Insured-Hospital — 13.1%
$7,250	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	$7,355,922
4,355	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	4,519,575
4,805	New York Dormitory Authority, (Maimonides Medical Center), (NPFG), 5.00%, 8/1/33	4,855,549
10,000	New York Dormitory Authority, (Presbyterian Hospital), (AGM), (BHAC), (FHA), 5.25%, 2/15/31(1)	10,317,700

		$27,048,746

Insured-Housing — 1.2%
$2,350	New York Housing Development Corp., (FGIC), (NPFG), 5.00%, 7/1/25	$2,436,809

		$2,436,809

Insured-Lease Revenue/Certificates of Participation — 5.5%
$8,120	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$6,902,081
4,050	New York City, Transitional Finance Authority, (BHAC), 5.50%, 7/15/38(2)	4,406,279

		$11,308,360

Insured-Other Revenue — 7.3%
$3,985	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$4,041,029
4,250	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	4,343,373
7,600	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	6,654,180

		$15,038,582

Insured-Private Education — 38.9%
$4,000	Madison County Industrial Development Agency, (Colgate University), (NPFG), 5.00%, 7/1/39	$4,051,400
16,500	New York City Industrial Development Agency, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/41(1)	16,618,305
9,055	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	9,037,886
40	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	41,428
10,750	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	11,133,882
3,500	New York Dormitory Authority, (New York University), (AMBAC), 5.00%, 7/1/41	3,515,540
4,250	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	4,294,625
1,555	New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	1,594,015
3,665	New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	3,766,301
8,835	New York Dormitory Authority, (Rochester Institute of Technology), (AMBAC), 5.25%, 7/1/32	8,994,207
3,750	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	3,822,112
8,500	New York Dormitory Authority, (State University), (BHAC), 5.00%, 7/1/38	8,803,535
5,555	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/34	1,525,181
8,455	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/36	2,056,848
4,000	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/37	907,840

		$80,163,105

Insured-Public Education — 1.3%
$925	New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$907,601
1,750	New York Dormitory Authority, (Educational Housing Services CUNY Student Housing), (AMBAC), 5.25%, 7/1/23	1,816,990

		$2,724,591

Principal
Amount
(000’s omitted)	Security	Value
Insured-Solid Waste — 1.7%
$1,490	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/21	$937,747
1,090	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/23	615,730
3,735	Ulster County, Resource Recovery Agency, Solid Waste System, (AMBAC), 0.00%, 3/1/25	1,887,781

		$3,441,258

Insured-Special Tax Revenue — 24.8%
$14,560	Metropolitan Transportation Authority, (AGM), 5.00%, 11/15/32(1)	$14,780,730
10,000	New York City, Transitional Finance Authority, (AGM), (FGIC), 5.00%, 7/15/31(1)	10,353,500
3,690	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	3,415,464
3,140	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	3,044,104
2,415	New York State Housing Finance Agency, (AGM), 5.00%, 3/15/37	2,481,243
3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/36	441,510
4,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/32	833,240
56,755	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	6,787,331
18,440	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,060,301
11,605	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	1,203,787
1,310	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	1,373,194
4,185	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	4,351,605

		$51,126,009

Insured-Transportation — 22.7%
$22,500	Metropolitan Transportation Authority, (AGM), 5.00%, 11/15/30(1)	$22,756,500
2,175	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	2,534,593
5,600	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/24(1)	6,098,063
11,000	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33(1)	11,509,960
3,780	Triborough Bridge and Tunnel Authority, (NPFG), 5.00%, 11/15/32	3,845,470

		$46,744,586

Insured-Water and Sewer — 11.1%
$300	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.125%, 11/1/23	$332,781
3,835	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	4,266,169
6,500	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	6,602,765
10,000	New York City Municipal Water Finance Authority, (Water and Sewer System), (BHAC), (NPFG), 5.125%, 6/15/34(1)	10,155,200
1,475	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	1,512,435

		$22,869,350

Lease Revenue/Certificates of Participation — 6.8%
$4,000	Metropolitan Transportation Authority, Lease Contract, 5.125%, 1/1/29	$4,075,520
9,660	New York Dormitory Authority, (North General Hospital), 5.00%, 2/15/25	9,900,534

		$13,976,054

Private Education — 0.8%
$1,630	Madison County Industrial Development Agency, (Colgate University), 5.00%, 7/1/33	$1,652,690

		$1,652,690

Total Tax-Exempt Investments — 160.7% (identified cost $330,103,732)		$330,970,964

Short-Term Investments — 4.4%

Principal
Amount
(000’s omitted)	Description	Value
$9,008	State Street Bank and Trust Euro Time Deposit, 0.01%, 1/4/10	$9,007,966

		$9,007,966

Total Short-Term Investments — 4.4% (identified cost $9,007,966)		$9,007,966

Total Investments — 165.1% (identified cost $339,111,698)		$339,978,930

Other Assets, Less Liabilities — (65.1)%		$(134,082,198)

Net Assets — 100.0%		$205,896,732

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

FHA	-	Federal Housing Administration

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2009, 90.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 29.0% of total investments.

(1)		Security represents the underlying municipal bond of an inverse floater.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at December 31, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
3/10	167 U.S. Treasury Bond	Short	$(20,039,415)	$(19,267,625)	$771,790

Interest Rate Swaps

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Appreciation
JPMorgan Chase Co.	$4,637,500	4.097%	3-month USD- LIBOR-BBA	March 15, 2010 / March 15, 2040	$361,095
Merrill Lynch Capital Services, Inc.	12,300,000	4.260	3-months USD- LIBOR-BBA	February 24, 2010 / February 24, 2040	598,592

					$959,687

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At December 31, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At December 31, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $1,731,477.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,288,877

Gross unrealized appreciation	$9,340,303
Gross unrealized depreciation	(9,525,250)

Net unrealized depreciation	$(184,947)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$330,970,964	$—	$330,970,964
Short-Term Investments	—	9,007,966	—	9,007,966

Total Investments	$—	$339,978,930	$—	$339,978,930

Futures Contracts	$771,790	$—	$—	$771,790
Interest Rate Swaps	—	959,687	—	959,687

Total	$771,790	$340,938,617	$—	$341,710,407

The Fund held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Effective February 1, 2010, the name of the Fund was changed from Eaton Vance Insured New York Municipal Bond Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New York Municipal Bond Fund

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	February 22, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	February 22, 2010